Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Investment Securities [Line Items]
Gross realized gains on sales of available-for-sale debt securities	¥ 23,557	¥ 36,529
Gross realized losses on sales of available-for-sale debt securities	106,329	33,773
Investment securities (gains) losses—net	(428,079)	¥ 485,145
Other debt securities
Investment Securities [Line Items]
Investment securities (gains) losses—net	12,825
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Credit loss	0
Impairment loss	0
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Credit loss	0
Impairment loss	0
Foreign government and official institution bonds
Investment Securities [Line Items]
Credit loss	0
Impairment loss	0
Residential mortgage-backed securities
Investment Securities [Line Items]
Credit loss	0
Impairment loss	0
Asset-backed securities
Investment Securities [Line Items]
Credit loss	0
Impairment loss	¥ 0